Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2023	2024	2024
	S$	S$	US$
Accounts receivable	6,881	139,341	101,992
Less: Allowance for credit losses	-	(1)	(1)
Accounts receivable, net	6,881	139,340	101,991

Schedule of movement in allowance for credit losses	Movement in allowance for credit losses:
	As of December 31,
	2023	2024	2024
	S$	S$	US$
Beginning of the year	-	-	-
Charge for the year	-	1	1
End of the year	-	1	1